UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/17 (Unaudited)

COMMON STOCKS (97.0%)(a)
				Shares	Value

Aerospace and defense (2.3%)

L3 Technologies, Inc.				8,882	$1,662,533

Northrop Grumman Corp.				8,153	2,409,456

Raytheon Co.				17,263	3,110,793

					7,182,782
Airlines (0.3%)

American Airlines Group, Inc.				18,658	873,568

					873,568
Banks (4.9%)

Bank of America Corp.				239,496	6,559,795

Citigroup, Inc.				66,818	4,911,123

JPMorgan Chase & Co.				34,173	3,438,146

					14,909,064
Beverages (2.1%)

Constellation Brands, Inc. Class A				9,405	2,060,541

Molson Coors Brewing Co. Class B				12,695	1,026,645

PepsiCo, Inc.				30,888	3,404,784

					6,491,970
Biotechnology (3.9%)

AbbVie, Inc.				15,546	1,403,027

Amgen, Inc.				18,902	3,312,008

Biogen, Inc.(NON)				7,355	2,292,259

Calyxt, Inc.(NON)(S)				9,082	185,999

Gilead Sciences, Inc.				31,157	2,335,529

Vertex Pharmaceuticals, Inc.(NON)				16,787	2,454,763

					11,983,585
Building products (0.9%)

Fortune Brands Home & Security, Inc.				16,356	1,080,477

Johnson Controls International PLC				37,640	1,557,920

					2,638,397
Capital markets (4.8%)

BlackRock, Inc.				4,851	2,283,996

Charles Schwab Corp. (The)				30,978	1,389,054

E*Trade Financial Corp.(NON)				22,758	992,021

Goldman Sachs Group, Inc. (The)				10,837	2,627,756

Hamilton Lane, Inc. Class A				41,740	1,147,433

Intercontinental Exchange, Inc.				23,861	1,577,212

Invesco, Ltd.				51,715	1,850,880

Investment Technology Group, Inc.				54,093	1,269,563

KKR & Co. LP				81,249	1,629,042

					14,766,957
Chemicals (3.6%)

Albemarle Corp.				8,042	1,133,037

Axalta Coating Systems, Ltd.(NON)				9,544	317,338

Braskem SA ADR (Brazil)(NON)				7,193	229,960

CF Industries Holdings, Inc.				30,866	1,172,291

DowDuPont, Inc.				43,903	3,174,626

Evonik Industries AG (Germany)				11,502	419,093

Sherwin-Williams Co. (The)				6,589	2,603,643

Tronox, Ltd. Class A				8,144	215,572

W.R. Grace & Co.				21,491	1,643,847

					10,909,407
Commercial services and supplies (0.3%)

Waste Connections, Inc. (Canada)				14,765	1,043,443

					1,043,443
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(F)(RES)(NON)				46,722	112,801

					112,801
Diversified telecommunication services (1.2%)

AT&T, Inc.				65,799	2,214,136

Verizon Communications, Inc.				31,469	1,506,421

					3,720,557
Electric utilities (2.4%)

American Electric Power Co., Inc.				20,818	1,549,067

Edison International				8,726	697,644

Exelon Corp.				32,287	1,298,260

NextEra Energy, Inc.				12,094	1,875,417

PG&E Corp.				8,049	464,991

Southern Co. (The)				25,810	1,347,282

					7,232,661
Electrical equipment (1.2%)

Eaton Corp PLC				19,364	1,549,507

Emerson Electric Co.				9,111	587,295

Rockwell Automation, Inc.				7,500	1,506,150

					3,642,952
Energy equipment and services (0.1%)

Select Energy Services, Inc. Class A(NON)(S)				27,217	443,093

					443,093
Equity real estate investment trusts (REITs) (1.1%)

American Tower Corp.(R)				15,344	2,204,472

Gaming and Leisure Properties, Inc.(R)				29,875	1,091,633

					3,296,105
Food and staples retail (1.8%)

Costco Wholesale Corp.				11,153	1,796,525

CVS Health Corp.				14,084	965,177

Kroger Co. (The)				63,519	1,314,843

Wal-Mart Stores, Inc.				15,808	1,380,196

					5,456,741
Food products (3.2%)

Kraft Heinz Co. (The)				48,275	3,733,106

McCormick & Co., Inc. (non-voting shares)				29,768	2,962,809

Mondelez International, Inc. Class A				46,341	1,919,908

Pinnacle Foods, Inc.				22,167	1,206,328

					9,822,151
Health-care equipment and supplies (3.8%)

Becton Dickinson and Co.				15,237	3,179,505

Boston Scientific Corp.(NON)				71,597	2,014,740

Danaher Corp.				32,956	3,040,850

DENTSPLY Sirona, Inc.				33,254	2,030,822

Intuitive Surgical, Inc.(NON)				3,954	1,484,173

					11,750,090
Health-care providers and services (1.6%)

Aetna, Inc.				7,551	1,283,897

UnitedHealth Group, Inc.				16,422	3,452,233

					4,736,130
Hotels, restaurants, and leisure (2.0%)

Chipotle Mexican Grill, Inc.(NON)(S)				2,205	599,540

Hilton Worldwide Holdings, Inc.				27,137	1,961,462

Restaurant Brands International, Inc. (Canada)(S)				15,427	996,430

Wynn Resorts, Ltd.				9,586	1,413,839

Yum China Holdings, Inc. (China)(NON)				30,428	1,227,770

					6,199,041
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.				32,172	804,300

					804,300
Industrial conglomerates (0.6%)

Roper Technologies, Inc.				7,193	1,857,017

					1,857,017
Insurance (3.5%)

American International Group, Inc.				32,442	2,096,078

Assured Guaranty, Ltd.				60,122	2,230,526

Chubb, Ltd.				20,514	3,093,921

MetLife, Inc.				18,566	994,766

Prudential PLC (United Kingdom)				86,868	2,136,722

					10,552,013
Internet and direct marketing retail (3.5%)

Amazon.com, Inc.(NON)				6,594	7,288,216

Expedia, Inc.				9,410	1,173,051

Priceline Group, Inc. (The)(NON)				1,157	2,212,138

					10,673,405
Internet software and services (6.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)				10,665	1,971,852

Alphabet, Inc. Class A(NON)				9,059	9,358,309

China Literature, Ltd. (China)(NON)				25	178

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)				6,000	230,441

Facebook, Inc. Class A(NON)				34,958	6,294,537

GoDaddy, Inc. Class A(NON)				15,416	719,927

Instructure, Inc.(NON)				18,868	656,606

Tencent Holdings, Ltd. (China)				32,000	1,434,819

					20,666,669
IT Services (3.4%)

DXC Technology Co.				23,286	2,131,135

Fidelity National Information Services, Inc.				12,103	1,122,674

MasterCard, Inc. Class A				12,787	1,902,322

PayPal Holdings, Inc.(NON)				10,887	789,961

Switch, Inc. Class A(NON)				19,905	380,783

Total System Services, Inc.				7,478	538,790

Visa, Inc. Class A				32,057	3,525,629

					10,391,294
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.				17,299	1,176,851

					1,176,851
Machinery (3.5%)

Caterpillar, Inc.				18,139	2,463,276

Cummins, Inc.				9,604	1,698,756

Dover Corp.				17,619	1,682,438

Fortive Corp.				26,693	1,928,836

KION Group AG (Germany)				20,660	1,653,560

Komatsu, Ltd. (Japan)				42,600	1,385,095

					10,811,961
Media (2.4%)

Charter Communications, Inc. Class A(NON)				7,467	2,495,247

Comcast Corp. Class A				58,073	2,092,370

DISH Network Corp. Class A(NON)				12,740	618,400

Live Nation Entertainment, Inc.(NON)				28,620	1,252,984

Walt Disney Co. (The)				8,366	818,278

					7,277,279
Metals and mining (0.7%)

Alcoa Corp.(NON)				25,010	1,194,978

Iluka Resources, Ltd. (Australia)				110,834	796,524

					1,991,502
Multi-utilities (0.3%)

Ameren Corp.				15,318	949,563

					949,563
Oil, gas, and consumable fuels (5.4%)

Anadarko Petroleum Corp.				18,672	921,837

Cenovus Energy, Inc. (Canada)				104,059	1,009,859

ConocoPhillips				39,193	2,004,722

EnCana Corp. (Canada)				39,677	464,093

ENI SpA (Italy)				52,258	854,653

EOG Resources, Inc.				15,870	1,584,937

EQT Corp.				9,950	622,273

Exxon Mobil Corp.				31,487	2,624,441

Marathon Oil Corp.				29,623	421,239

Noble Energy, Inc.				25,735	717,234

Pioneer Natural Resources Co.				10,194	1,525,736

Plains All American Pipeline LP				15,367	306,879

Seven Generations Energy, Ltd. Class A (Canada)(NON)				27,610	416,900

Suncor Energy, Inc. (Canada)				39,906	1,354,843

Total SA (France)				31,139	1,736,353

					16,565,999
Personal products (0.1%)

Edgewell Personal Care Co.(NON)(S)				6,168	400,488

					400,488
Pharmaceuticals (3.7%)

Bristol-Myers Squibb Co.				13,840	853,374

Jazz Pharmaceuticals PLC(NON)				18,100	2,561,693

Johnson & Johnson				39,127	5,454,695

Merck & Co., Inc.				20,964	1,154,907

Pfizer, Inc.				35,678	1,250,871

					11,275,540
Road and rail (0.7%)

Norfolk Southern Corp.				15,156	1,991,802

					1,991,802
Semiconductors and semiconductor equipment (4.4%)

Applied Materials, Inc.				40,833	2,304,206

Broadcom, Ltd.				12,487	3,295,444

Cavium, Inc.(NON)(S)				30,856	2,128,755

NXP Semiconductor NV(NON)				7,091	830,002

Qorvo, Inc.(NON)				30,190	2,288,704

Texas Instruments, Inc.				28,023	2,709,544

					13,556,655
Software (7.9%)

Activision Blizzard, Inc.				47,522	3,112,216

Adobe Systems, Inc.(NON)				11,431	2,002,254

Everbridge, Inc.(NON)				27,049	720,585

Micro Focus International PLC ADR (United Kingdom)(NON)				39,478	1,378,967

Microsoft Corp.				116,883	9,722,328

NCSOFT Corp. (South Korea)				7,165	2,727,605

Oracle Corp.				36,546	1,860,191

RealPage, Inc.(NON)				41,178	1,783,007

salesforce.com, Inc.(NON)				8,821	902,741

					24,209,894
Specialty retail (2.8%)

Home Depot, Inc. (The)				32,743	5,428,135

L Brands, Inc.(S)				13,483	580,308

O'Reilly Automotive, Inc.(NON)(S)				4,913	1,036,397

TJX Cos., Inc. (The)				20,930	1,460,914

					8,505,754
Technology hardware, storage, and peripherals (3.4%)

Apple, Inc.				61,149	10,336,627

					10,336,627
Textiles, apparel, and luxury goods (0.6%)

Hanesbrands, Inc.(S)				38,297	861,683

NIKE, Inc. Class B				18,096	995,099

					1,856,782
Tobacco (0.9%)

Philip Morris International, Inc.				25,306	2,648,020

					2,648,020
Water utilities (0.2%)

American Water Works Co., Inc.				7,296	640,290

					640,290
Wireless telecommunication services (—%)

T-Mobile US, Inc.(NON)				2,501	149,485

					149,485

Total common stocks (cost $250,600,731)					$296,500,685

INVESTMENT COMPANIES (0.9%)(a)
				Shares	Value

SPDR S&P Regional Banking ETF				47,723	$2,725,461

Total investment companies (cost $2,684,352)					$2,725,461

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
				Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(F)(RES)(NON)				128	$309

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(F)(RES)(NON)				2,208	5,892

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(F)(RES)(NON)				3,209	13,837

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(F)(RES)(NON)				4,654	20,067

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(F)(RES)(NON)				2,420	11,255

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(F)(RES)(NON)				5,222	33,974

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(F)(RES)(NON)				39,467	95,286

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(F)(RES)(NON)				49,906	120,489

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)				72,632	175,188

Total convertible preferred stocks (cost $562,252)					$476,297

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Bank of America N.A.

General Electric Co. (Call)	Dec-17/$27.00	$1,547,199		$76,746	$2,411

Barclays Bank PLC

General Electric Co. (Call)	Dec-17/26.00	1,730,313		85,829	1,117

Total purchased options outstanding (cost $49,998)					$3,528

SHORT-TERM INVESTMENTS (4.4%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.31%(AFF)			Shares	7,418,239	$7,418,239

Putnam Short Term Investment Fund 1.22%(AFF)			Shares	5,103,065	5,103,065

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(P)			Shares	110,000	110,000

U.S. Treasury Bills 1.029%, 12/14/17				$131,001	130,849

U.S. Treasury Bills 1.040%, 1/18/18				131,000	130,692

U.S. Treasury Bills 1.042%, 12/7/17				59,002	58,943

U.S. Treasury Bills 1.064%, 2/1/18				181,001	180,476

U.S. Treasury Bills 1.082%, 2/15/18				59,002	58,806

U.S. Treasury Bills 1.121%, 2/8/18				393,999	392,786

Total short-term investments (cost $13,583,935)					$13,583,856

TOTAL INVESTMENTS

Total investments (cost $267,481,268)					$313,289,827

FORWARD CURRENCY CONTRACTS at 10/31/17 (aggregate face value $18,502,023) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/17	$3,651,477	$3,550,497	$(100,980)
	Canadian Dollar	Sell	1/17/18	1,988,984	2,053,502	64,518
Barclays Bank PLC
	British Pound	Buy	12/20/17	217,077	212,468	4,609
	Canadian Dollar	Sell	1/17/18	347,775	359,085	11,310
Citibank, N.A.
	Euro	Sell	12/20/17	5,192,462	5,330,824	138,362
Goldman Sachs International
	British Pound	Buy	12/20/17	920,052	918,295	1,757
	Japanese Yen	Sell	11/15/17	1,414,236	1,462,125	47,889
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/17/18	2,121,097	2,189,690	68,593
	Euro	Buy	12/20/17	760,636	780,301	(19,665)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/17/18	778,946	804,333	25,387
	Israeli Shekel	Buy	1/17/18	5,239	5,229	10
UBS AG
	Australian Dollar	Sell	1/17/18	816,984	835,674	18,690

Unrealized appreciation						381,125

Unrealized depreciation						(120,645)

Total						$260,480
* The exchange currency for all contracts listed is the United States Dollar.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Goldman Sachs International
$5,873,991	$5,874,800		$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58% — Monthly	Russell 2000 Total Return Index — Monthly	$589

Upfront premium received			—			Unrealized appreciation	589
Upfront premium (paid)			—			Unrealized depreciation	—

		Total	$—			Total	$589

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $305,761,699.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $819,539, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,024,368	$27,091,896	$24,698,025	$19,555	$7,418,239
	Putnam Short Term Investment Fund**	4,374,403	21,912,018	21,183,356	13,007	5,103,065

	Total Short-term investments	$9,398,771	$49,003,914	$45,881,381	$32,562	$12,521,304
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,418,239, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,270,669.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $37,457 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $34,051 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$34,512,261	$—	$—
Consumer staples	24,819,370	—	—
Energy	17,009,092	—	—
Financials	40,228,034	—	112,801
Health care	40,922,196	—	—
Industrials	30,041,922	—	—
Information technology	78,930,698	—	230,441
Materials	12,900,909	—	—
Real estate	3,296,105	—	—
Telecommunication services	3,870,042	—	—
Utilities	9,626,814	—	—
Total common stocks	296,157,443	—	343,242
Convertible preferred stocks	—	—	476,297
Investment companies	2,725,461	—	—
Purchased options outstanding	—	3,528	—
Short-term investments	5,213,065	8,370,791	—

Totals by level	$304,095,969	$8,374,319	$819,539

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$260,480	$—
Total return swap contracts	—	589	—

Totals by level	$—	$261,069	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$381,125	$120,645
Equity contracts	4,117	—

Total	$385,242	$120,645

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$49,000
Forward currency contracts (contract amount)		$9,000,000
OTC total return swap contracts (notional)		$2,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017